Benefit Plans (Schedule Of Components Of Net Periodic Pension Cost) (Details) (Pension [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 74	$ 80	$ 96
Interest cost	351	356	349
Expected return on plan assets	(422)	(421)	(429)
Net loss	171	126	119
Prior service cost	14	13	12
Termination, settlement and curtailment	41		12
Net periodic pension cost	$ 229	$ 154	$ 159